RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Fees, including reimbursement of expenses	270	272	251
Share-based compensation	(10)	24	76
	260	296	327

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Consulting fees, including share-based compensation and reimbursement of expenses	58	61	57
	58	61	57